Economic Dependency and Concentration of Credit Risk	12 Months Ended
Dec. 31, 2025
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Economic Dependency and Concentration of Credit Risk
Economic Dependency and Concentration of Credit Risk
H.	Economic Dependency and Concentration of Credit Risk

At December 31, 2025 and 2024, approximately 17% and 19% of the Plan’s investments are invested in Company stock, respectively, and 48% and 44% are invested in Vanguard mutual funds, respectively. At December 31, 2025 and 2024, approximately 10% of the Plan’s investments are invested in JP Morgan mutual funds.